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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]: Amendment Number: __________
This Amendment (Check only one):  [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Altus Capital Inc.
Address:  6120 Parkland Blvd. Suite 303
          Mayfield Heights, OH 44124

Form 13F File Number: 28-14588

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Burns
Title:    President
Phone:    440.995.1330

Signature, Place, and Date of Signing:

      /s/ John Burns       Mayfield Heights OH       April 24, 2013
 ------------------------  ------------------------  ------------------------
       (Signature)              (City, State)                 (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                      0
Form 13F Table Information Table Entry Total:          24
Form 13F Information Table Value Total:            81,516
List of Other Included Managers:                        0

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                          FORM 13F INFORMATION TABLE

                                                                                                    VOTING AUTHORITY
                                                          VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   ----------------
NAME OF ISSUER                  TITLE OF CLASS   CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
--------------                  -------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
Altisource Asset Management Co  com            02153X108     2329   17254 SH  Sole            17254
Altisource Portfolio Solutions  com            L0175J104    15765  226027 SH  Sole           226027
Altisource Residential Class B  com            02153W100     1290   64476 SH  Sole            64476
Direxion Daily RE               com            25459Y660      531   33000 SH  Sole            33000
Direxion Small Cap Bear 3X      com            25459Y488     1247  135000 SH  Sole           135000
ETracs Fisher Gartman Risk Off  com            90268a691      199   10000 SH  Sole            10000
Emerging Markets Bear 3X        com            25459Y470     1000  102000 SH  Sole           102000
Financial Bear 3X               com            25459Y447     2260  215400 SH  Sole           215400
Home Loan Servicing Solutions   com            G6648D109     4154  178055 SH  Sole           178055
Ocwen Financial Corp.           com            675746309    15089  397916 SH  Sole           397916
Pfizer Inc.                     com            717081103     3184  110331 SH  Sole           110331
ProShares Ultra Silver          com            74347W841     5662  150000 SH  Sole           150000
Progressive Corp.               com            743315103     9264  366601 SH  Sole           366601
Sandstorm Gold Ltd              com            80013R206      331   35000 SH  Sole            35000
Silver Wheaton Corp             com            828336107     2336   74500 SH  Sole            74500
Sprott Physical Gold Trust ETV  com            85207H104     1629  120400 SH  Sole           120400
Sprott Physical Silver Trust E  com            85207K107     5514  491850 SH  Sole           491850
Tanzanian Royalty Exploration   com            87600u104      408  104500 SH  Sole           104500
UltraPro Short S&P 500 ProShar  com            74348A632     1595   58000 SH  Sole            58000
Valero Energy Corp              com            91913Y100      455   10000 SH  Sole            10000
Velocity Shares Daily           com            22539T852     2003  570600 SH  Sole           570600
Wesco International Inc.        com            95082P105     2178   30000 SH  Sole            30000
iPath S & P 500 VIX Mid Term E  com            06740C519     2283  106000 SH  Sole           106000
iPath S&P 500 VIX Short-term F  com            06740C188      811   40000 SH  Sole            40000